CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.85%	3.20%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	8.50%	10.00%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.40%	0.10%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	3.50%	2.00%